OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited)

Shares			Value
Common Stocks: 59.5%
Aerospace & Defense: 1.6%
5,815		The Boeing Co.	$1,894,295
15,120		Kratos Defense & Security Solutions, Inc. [1]	272,311
			2,166,606

Biotechnology: 0.2%
23,660		Amicus Therapeutics, Inc. [1]	230,448

Building Products: 0.2%
2,875		Trex Co., Inc. [1]	258,405

Capital Markets: 4.5%
62,400		Brookfield Asset Management, Inc. - Class A	3,606,720
55,545		Charles Schwab Corp.	2,641,720
			6,248,440

Commercial Services & Supplies: 2.0%
30,170		Waste Connections, Inc.	2,739,134

Diversified Consumer Services: 0.2%
7,220		Chegg, Inc. [1]	273,710

Diversified Financial Services: 2.0%
12,355		Berkshire Hathaway, Inc. - Class B [1]	2,798,407

Electric Utilities: 3.1%
17,580		NextEra Energy, Inc.	4,257,173

Equity Real Estate Investment Trusts - REITS: 3.4%
15,010		Crown Castle International Corp.	2,133,672
21,630		Digital Realty Trust, Inc.	2,589,976
			4,723,648

Food & Staples Retailing: 1.7%
4,272		Southeastern Grocers, Inc. [1,2,5]	145,248
2,292,000		Tops Holding, Litigation Trust Proceeds [1,2,5,7]	1,722
50,725		US Foods Holding Corp. [1]	2,124,870
			2,271,840

Health Care Equipment & Supplies: 6.3%
6,350		Becton Dickinson and Co.	1,727,009
22,740		Danaher Corp.	3,490,135
28,250		Hologic, Inc. [1]	1,474,933
5,070		Teleflex, Inc.	1,908,551
			8,600,628

Hotels, Restaurants & Leisure: 0.3%
6,205		Planet Fitness, Inc. - Class A [1]	463,389

Insurance: 1.4%
2,675		eHealth, Inc. [1]	257,014
22,910		The Progressive Corp.	1,658,455
			1,915,469

Interactive Media & Services: 3.9%
3,977		Alphabet, Inc. - Class C [1]	5,317,329

IT Services: 2.1%
14,985		Visa, Inc. - Class A	2,815,681

Life Sciences Tools & Services: 0.2%
1,245		Bio-Techne Corp.	273,290

Machinery: 1.0%
518		Blue Bird Corp. [1,5]	11,872
30,425		Pentair PLC	1,395,595
			1,407,467

Media: 2.3%
6,521		Charter Communications, Inc. - Class A [1]	3,163,207

Metals & Mining: 0.5%
17		Real Alloy Holding, Inc. [1,2,5]	661,200

Multiline Retail: 1.5%
13,515		Dollar General Corp.	2,108,070

Pharmaceuticals: 3.8%
15,300		Johnson & Johnson	2,231,811
29,970		Nektar Therapeutics [1]	646,902
24,645		Novartis AG - ADR	2,333,635
			5,212,348

Professional Services: 2.4%
44,115		IHS Markit Ltd. [1]	3,324,065

Real Estate Management & Development: 0.2%
3,565		FirstService Corp.	331,688

Road & Rail: 1.1%
8,140		Old Dominion Freight Line, Inc.	1,544,809

Semiconductors & Semiconductor Equipment: 5.1%
49,080		Advanced Micro Devices, Inc. [1]	2,250,809
33,830		Applied Materials, Inc.	2,064,983
3,915		Inphi Corp. [1]	289,789
28,290		Micron Technology, Inc. [1]	1,521,436
4,665		Monolithic Power Systems, Inc.	830,463
			6,957,480

Software: 6.7%
2,000		Alteryx, Inc. - Class A [1]	200,140
3,805		Avalara, Inc. [1]	278,716
132,270		FireEye, Inc. [1]	2,186,423
6,030		Five9, Inc. [1]	395,448
29,950		Microsoft Corp.	4,723,115
2,295		Paylocity Holding Corp. [1]	277,282
15,830		Zendesk, Inc. [1]	1,213,053
			9,274,177

Specialty Retail: 0.2%
4,745		Boot Barn Holdings, Inc. [1]	211,295

Thrifts & Mortgage Finance: 0.2%
8,200		Meta Financial Group, Inc.	299,382

Trading Companies & Distributors: 1.4%
39,930		Air Lease Corp.	1,897,474

Total Common Stocks
(Cost $54,353,802)			81,746,259

Convertible Preferred Stocks: 0.7%
Road & Rail: 0.7%
10,000		Daseke, Inc., 7.625% [5]	972,300

Total Convertible Preferred Stocks
(Cost $1,000,000)			972,300

Partnerships & Trusts: 3.6%
Oil, Gas & Consumable Fuels: 3.6%
126,220		Enterprise Products Partners L.P.	3,554,355
21,680		Magellan Midstream Partners L.P.	1,363,022
			4,917,377

Total Partnerships & Trusts
(Cost $2,101,874)			4,917,377

Principal Amount
Bonds: 31.6%
Corporate Bonds: 27.1%
Aerospace & Defense: 1.6%
		ADS Tactical, Inc.
$1,415,000		9.000%, 12/31/2023 [2,5]	1,431,260
		Arconic, Inc.
750,000		6.150%, 08/15/2020	767,077
			2,198,337
Airlines: 0.4%
		American Airlines 2012-2 Class C Pass Through Trust
500,000		4.700%, 06/03/2021	505,714

Auto Components: 0.4%
		American Axle & Manufacturing, Inc.
100,000		6.250%, 04/01/2025	104,333
400,000		6.250%, 03/15/2026	410,639
			514,972
Beverages: 0.3%
		Beverages & More, Inc.
625,000		11.500%, 06/15/2022	431,250

Building Products: 1.5%
		Builders FirstSource, Inc.
500,000		6.750%, 06/01/2027	549,549
		Griffon Corp.
750,000		5.250%, 03/01/2022	754,682
		Patrick Industries, Inc.
500,000		7.500%, 10/15/2027	533,924
		PGT Escrow Issuer, Inc.
250,000		6.750%, 08/01/2026	268,524
			2,106,679
Capital Markets: 1.3%
		Donnelley Financial Solutions, Inc.
1,000,000		8.250%, 10/15/2024	1,025,415
		Oppenheimer Holdings, Inc.
750,000		6.750%, 07/01/2022	776,250
			1,801,665
Chemicals: 0.7%
		Consolidated Energy Finance SA
1,000,000		5.644% (3 Month LIBOR USD + 3.750%), 06/15/2022 [3]	992,273

Commercial Services & Supplies: 2.0%
		GFL Environmental, Inc.
300,000		5.125%, 12/15/2026	316,164
450,000		8.500%, 05/01/2027	495,832
		Harland Clarke Holdings Corp.
575,000		8.375%, 08/15/2022	470,242
		Quad/Graphics, Inc.
515,000		7.000%, 05/01/2022	485,548
		R.R. Donnelley & Sons Co.
250,000		8.875%, 04/15/2021	259,375
676,000		7.000%, 02/15/2022	701,561
			2,728,722
Computers & Peripherals: 0.7%
		EMC Corp.
500,000		2.650%, 06/01/2020	500,715
		NCR Corp.
500,000		5.750%, 09/01/2027	533,661
			1,034,376
Construction & Engineering: 1.4%
		Michael Baker International LLC
1,000,000		8.750%, 03/01/2023	1,035,000
		Tutor Perini Corp.
1,000,000		6.875%, 05/01/2025	967,500
			2,002,500
Consumer Finance: 0.4%
		Ally Financial, Inc.
500,000		8.000%, 03/15/2020	504,625

Distributors: 0.4%
		American Builders & Contractors Supply Co., Inc.
500,000		4.000%, 01/15/2028	508,425

Diversified Telecommunication Services: 0.4%
		CenturyLink, Inc.
500,000		5.625%, 04/01/2020	503,720

Electrical Equipment: 1.5%
		Power Solutions International, Inc.
2,000,000		7.500%, 06/30/2020 [5]	2,008,600

Electronic Equipment, Instruments & Components: 0.4%
		MTS Systems Corp.
500,000		5.750%, 08/15/2027	523,924

Equity Real Estate Investment Trusts - REITS: 0.6%
		HAT Holdings I LLC / HAT Holdings II LLC
500,000		5.250%, 07/15/2024	526,667
		SL Green Operating Partnership L.P.
300,000		2.884% (3 Month LIBOR USD + 0.980%), 08/16/2021 [3]	300,064
			826,731
Food & Staples Retailing: 0.6%
		KeHE Distributors LLC / KeHE Finance Corp.
750,000		8.625%, 10/15/2026	787,031

Health Care Providers & Services: 0.9%
		Centene Corp.
750,000		4.750%, 05/15/2022	766,335
		Cigna Corp.
500,000		2.550% (3 Month LIBOR USD + 0.650%), 09/17/2021 [3]	500,031
			1,266,366
Hotels, Restaurants & Leisure: 0.1%
		International Game Technology
110,000		5.500%, 06/15/2020	111,375

Household Durables: 1.3%
		Installed Building Products, Inc.
250,000		5.750%, 02/01/2028	267,899
		Mattamy Group Corp.
500,000		5.250%, 12/15/2027	521,250
		The New Home Co., Inc.
500,000		7.250%, 04/01/2022	486,406
		Taylor Morrison Communities, Inc.
500,000		5.750%, 01/15/2028	546,424
			1,821,979
Industrial Conglomerates: 0.5%
		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
750,000		6.250%, 02/01/2022	765,585

IT Services: 0.8%
		Unisys Corp.
1,000,000		10.750%, 04/15/2022	1,077,812

Leisure Products: 0.5%
		American Outdoor Brands Corp.
750,000		5.000%, 08/28/2020 [2,5]	749,963

Machinery: 0.8%
		Navistar International Corp.
750,000		6.625%, 11/01/2025	765,626
		Welbilt, Inc.
300,000		9.500%, 02/15/2024	318,875
			1,084,501
Media: 0.2%
		Meredith Corp.
300,000		6.875%, 02/01/2026	312,764

Metals & Mining: 1.0%
		AK Steel Corp.
400,000		7.625%, 10/01/2021	404,160
		Coeur Mining, Inc.
500,000		5.875%, 06/01/2024	501,457
		Hecla Mining Co.
245,000		6.875%, 05/01/2021	244,755
		Real Alloy Holding, Inc.
227,273		11.908% (3 Month LIBOR USD + 10.000%) Cash or 13.908% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2023 [2,3,5]	227,273
			1,377,645
Mortgage Real Estate Investment Trusts - REITS: 0.4%
		Starwood Property Trust, Inc.
500,000		3.625%, 02/01/2021	504,575

Oil, Gas & Consumable Fuels: 1.7%
		Aker BP ASA
250,000		4.750%, 06/15/2024	259,997
		Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
500,000		11.000%, 04/15/2025	544,995
		Genesis Energy L.P. / Genesis Energy Finance Corp.
500,000		6.750%, 08/01/2022	505,890
		Global Partners L.P. / GLP Finance Corp.
500,000		7.000%, 08/01/2027	532,674
		NGL Energy Partners L.P. / NGL Energy Finance Corp.
300,000		7.500%, 11/01/2023	300,747
100,000		6.125%, 03/01/2025	94,542
100,000		7.500%, 04/15/2026	96,987
			2,335,832
Paper & Forest Products: 0.2%
		Resolute Forest Products, Inc.
260,000		5.875%, 05/15/2023	263,033

Pharmaceuticals: 0.2%
		Bayer U.S. Finance II LLC
250,000		2.577% (3 Month LIBOR USD + 0.630%), 06/25/2021 [3]	250,852

Professional Services: 0.4%
		Korn Ferry
500,000		4.625%, 12/15/2027	503,750

Specialty Retail: 1.1%
		Caleres, Inc.
1,000,000		6.250%, 08/15/2023	1,036,250
		KGA Escrow LLC
500,000		7.500%, 08/15/2023	530,208
			1,566,458
Textiles, Apparel & Luxury Goods: 0.2%
		Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC
400,000		7.500%, 05/01/2025	317,166

Thrifts & Mortgage Finance: 0.4%
		Nationstar Mortgage Holdings, Inc.
100,000		8.125%, 07/15/2023	106,061
		Nationstar Mortgage LLC / Nationstar Capital Corp.
415,000		6.500%, 07/01/2021	417,241
			523,302
Tobacco: 0.3%
		Pyxus International, Inc.
950,000		9.875%, 07/15/2021	448,637

Trading Companies & Distributors: 1.1%
		Avation Capital SA
500,000		6.500%, 05/15/2021	520,825
		Fly Leasing Ltd.
500,000		6.375%, 10/15/2021	510,312
		Herc Holdings, Inc.
500,000		5.500%, 07/15/2027	527,513
			1,558,650
Transportation Infrastructure: 0.4%
		Signature Aviation US Holdings, Inc.
500,000		4.000%, 03/01/2028	494,075

Total Corporate Bonds
(Cost $37,314,649)			37,313,864

Convertible Bonds: 4.0%
Auto Components: 0.6%
		Horizon Global Corp.
980,000		2.750%, 07/01/2022	784,077

Construction & Engineering: 0.2%
		Tutor Perini Corp.
250,000		2.875%, 06/15/2021	238,722

Construction Materials: 0.3%
		Cemex SAB de CV
500,000		3.720%, 03/15/2020	503,005

Consumer Finance: 0.1%
		EZCORP, Inc.
250,000		2.375%, 05/01/2025	204,687

Electronic Equipment, Instruments & Components: 0.2%
		OSI Systems, Inc.
230,000		1.250%, 09/01/2022	251,974

Health Care Equipment & Supplies: 0.2%
		CONMED Corp.
175,000		2.625%, 02/01/2024	242,384

Internet & Direct Marketing Retail: 0.3%
		Etsy, Inc.
500,000		0.125%, 10/01/2026	452,222

IT Services: 0.3%
		Euronet Worldwide, Inc.
370,000		0.750%, 03/15/2049	442,256

Semiconductors & Semiconductor Equipment: 0.3%
		Cree, Inc.
380,000		0.875%, 09/01/2023	403,797

Software: 1.1%
		Altair Engineering, Inc.
500,000		0.250%, 06/01/2024	513,750
		BlackBerry Ltd.
500,000		3.750%, 11/13/2020	509,775
		FireEye, Inc.
500,000		1.000%, 06/01/2035	498,504
			1,522,029
Thrifts & Mortgage Finance: 0.4%
		EZCORP, Inc.
550,000		2.875%, 07/01/2024	520,094

Total Convertible Bonds
(Cost $5,693,056)			5,565,247

Private Mortgage Backed Obligations: 0.5%
Diversified Financial Services: 0.5%
		HAS Capital Income Opportunity Fund II
642,000		8.000%, 12/31/2024 (Cost $642,000 Acquistion Dates 06/10/2016,09/19/2016) [2,5,6]	654,136

Total Private Mortgage Backed Obligations
(Cost $642,000)

Total Bonds
(Cost $43,649,705)			44,187,383

Shares
Short-Term Investments: 4.1%
Money Market Funds: 4.1%
5,671,151		Federated U.S. Treasury Cash Reserves - Class I, 1.458% [4]	5,671,151

Total Money Market Funds
(Cost $5,671,151)			5,671,151
Total Short-Term Investments
(Cost $5,671,151)			5,671,151
Total Investments in Securities: 99.5%
(Cost $106,776,532)			136,840,334
Other Assets in Excess of Liabilities: 0.5%			660,424
Total Net Assets: 100.0%			$137,500,758

ADR -		American Depositary Receipt
LIBOR -		London Interbank Offered Rate
NYRS -		New York Registry Shares
USD -		United States Dollar

	[1]	Non-income producing security.
	[2]	Security is fair valued under the supervision of the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value
	[3]	Variable rate security; rate shown is the rate in effect on December 31, 2019.
	[4]	Annualized seven-day effective yield as of December 31, 2019.
	[5]	All or a portion of this security is considered illiquid. As of December 31, 2019, the value of illiquid securities was $6,863,574 or 5.0% of net assets.
	[6]	Security considered restricted. As of December 31, 2019, the value of the security was $654,136 or 0.5% of net assets.
	[7]	Not a readily marketable security.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2019 (Unaudited)

The Osterweis Strategic Investment Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$80,938,089	$–	$808,170	$81,746,259
Convertible Preferred Stocks [1]	–	972,300	–	972,300
Partnerships & Trusts [1]	4,917,377	–	–	4,917,377
Corporate Bonds [1]	–	34,905,368	2,408,496	37,313,864
Convertible Bonds [1]	–	5,565,247	–	5,565,247
Private Mortgage Backed Obligation [1]	–	–	654,136	654,136
Short-Term Investments	5,671,151	–	–	5,671,151
Total Assets:	$91,526,617	$41,442,915	$3,870,802	$136,840,334

[1] See Schedule of Investments for industry breakouts.

The following is a reconciliation of the Fund's Level 3 assets for which significant unobervable inputs were used to determine fair value:
	Common Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2019	$893,070	$4,488,884	$660,944	$6,042,898
Acquisitions	-	-	-	-
Dispositions	-	(47,000)	-	(47,000)
Accrued discounts/premiums	-	506	-	506
Realized gain (loss)	-	235	-	235
Change in unrealized appreciation/depreciation	(84,900)	(25,529)	(6,808)	(117,237)
Transfer in and/or out of Level 3	-	(2,008,600)	-	(2,008,600)
Balance as of December 31, 2019	$808,170	$2,408,496	$654,136	$3,870,802

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2019	$(84,900)	$733	$(6,808)	$(90,975)

Type of Security	Fair Value at 12/31/2019	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Analysis, Discounted Cash Flow [1]	Discount Rate, EBI TDA Multiple	20.0% / 5.5x
		Broker Quotes	Market Data	$37.00
	$808,170	Estimated Proceeds	Market Data	$0.0007514
Corporate Bonds		Issue Price	Market Data	$100.00
	$2,408,496	Comparable Securities	Adjustment to Yield	(97) bps - 200 bps
Private Mortgage Backed Obligations	$654,136	Discounted Cash Flow	Adjustment to Yield	344 bps

[1] Valuation technique revised from Issue Price as market conditions changed.

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.